Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Reconciliation of Liability For Future Policy Benefits (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Liability for Future Policy Benefit, Activity [Line Items]
The liability for future policy benefits, after reinsurance recoverable	¥ 1,424,312	¥ 1,430,462
Yen-denominated insurance (First Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Balance at beginning of year	873,038	894,537
Beginning balance at original discount rate	858,959	865,333
Effect of changes in cash flow assumptions	(9,660)	(6,213)
Effect of actual variances from expected experience	984	1,418
Adjusted beginning balance	850,283	860,538
Issuances	130,605	94,169
Interests	10,568	10,840
Net premium earned	(116,850)	(106,300)
Actual variances from cash flow assumptions	(437)	(550)
Derecognition	3,131	262
Effect of changes in foreign exchange rate	0	0
Ending balance at original discount rate	877,300	858,959
Effect of changes in discount rates	(21,869)	14,079
Ending balance	855,431	873,038
Balances at beginning of year	1,565,877	1,571,886
Beginning balance at original discount rate	1,658,143	1,598,009
Effect of changes in cash flow assumptions	(10,284)	(7,962)
Adjusted beginning balances	1,647,859	1,590,047
Issuances	130,605	94,169
Interests	24,463	23,981
Insurance claims paid	(57,099)	(52,161)
Actual variances from cash flow assumptions	(9,571)	(11,644)
Derecognition	14,655	13,751
Effect of changes in foreign exchange rate	0	0
Ending balance at original discount rate	1,750,912	1,658,143
Effect of changes in discount rates	(239,476)	(92,266)
Ending balance	1,511,436	1,565,877
Net liability for future policy benefits	656,005	692,839
Deferred profit liabilities	61,448	47,068
Subtotal	717,453	739,907
Less: Reinsurance recoverable	196	211
The liability for future policy benefits, after reinsurance recoverable	717,257	739,696
Yen-denominated insurance (Third Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Balance at beginning of year	1,306,719	1,389,063
Beginning balance at original discount rate	1,289,145	1,338,398
Effect of changes in cash flow assumptions	(7,648)	3,634
Effect of actual variances from expected experience	812	2,865
Adjusted beginning balance	1,282,309	1,344,897
Issuances	34,189	52,510
Interests	17,489	18,439
Net premium earned	(116,049)	(119,416)
Actual variances from cash flow assumptions	(770)	(862)
Derecognition	(463)	(6,423)
Effect of changes in foreign exchange rate	0	0
Ending balance at original discount rate	1,216,705	1,289,145
Effect of changes in discount rates	(54,491)	17,574
Ending balance	1,162,214	1,306,719
Balances at beginning of year	1,844,599	1,918,462
Beginning balance at original discount rate	1,895,730	1,887,744
Effect of changes in cash flow assumptions	(8,470)	4,600
Adjusted beginning balances	1,887,260	1,892,344
Issuances	34,189	52,510
Interests	27,997	28,159
Insurance claims paid	(72,044)	(70,513)
Actual variances from cash flow assumptions	(8,287)	(7,465)
Derecognition	8,960	695
Effect of changes in foreign exchange rate	0	0
Ending balance at original discount rate	1,878,075	1,895,730
Effect of changes in discount rates	(218,115)	(51,131)
Ending balance	1,659,960	1,844,599
Net liability for future policy benefits	497,746	537,880
Deferred profit liabilities	74,962	68,539
Subtotal	572,708	606,419
Less: Reinsurance recoverable	0	0
The liability for future policy benefits, after reinsurance recoverable	572,708	606,419
Foreign currency denominated insurance
Liability for Future Policy Benefit, Activity [Line Items]
Balance at beginning of year	389,664	374,951
Beginning balance at original discount rate	424,186	409,847
Effect of changes in cash flow assumptions	66	2,106
Effect of actual variances from expected experience	(3,193)	(2,531)
Adjusted beginning balance	421,059	409,422
Issuances	31,717	43,378
Interests	12,323	12,405
Net premium earned	(62,788)	(61,594)
Actual variances from cash flow assumptions	(1,231)	(1,222)
Derecognition	(27,567)	(32,681)
Effect of changes in foreign exchange rate	(4,667)	54,478
Ending balance at original discount rate	368,846	424,186
Effect of changes in discount rates	(22,914)	(34,522)
Ending balance	345,932	389,664
Balances at beginning of year	447,081	387,073
Beginning balance at original discount rate	659,217	573,616
Effect of changes in cash flow assumptions	81	1,782
Adjusted beginning balances	659,298	575,398
Issuances	31,717	43,378
Interests	19,385	17,649
Insurance claims paid	(18,634)	(17,757)
Actual variances from cash flow assumptions	13,086	11,794
Derecognition	(46,693)	(49,973)
Effect of changes in foreign exchange rate	(8,154)	78,728
Ending balance at original discount rate	650,005	659,217
Effect of changes in discount rates	(207,066)	(212,136)
Ending balance	442,939	447,081
Net liability for future policy benefits	97,007	57,417
Deferred profit liabilities	37,340	26,930
Subtotal	134,347	84,347
Less: Reinsurance recoverable	0	0
The liability for future policy benefits, after reinsurance recoverable	¥ 134,347	¥ 84,347